Debt - Schedule of Future Principal Payments and Maturities of Indebtedness (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Debt Disclosure [Abstract]
2019	$ 6.8
2020	6.8
2021	6.8
2022	6.8
2023	6.8
Thereafter	644.3
Total debt	$ 678.3	$ 1,132.3